Unaudited interim condensed consolidated statements of income - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Consolidated Statements Of Income (Loss) [Line Items]
Net sales	SFr 444.3	SFr 291.7	SFr 864.5	SFr 527.3
Cost of sales	(179.8)	(130.8)	(355.1)	(244.4)
Gross profit	264.5	160.8	509.4	282.9
Selling, general and administrative expenses	(225.1)	(134.5)	(427.7)	(253.2)
Operating result	39.4	26.3	81.7	29.7
Financial income	4.3	1.1	6.4	1.4
Financial expenses	(1.9)	(1.5)	(3.6)	(3.0)
Foreign exchange result	(48.5)	32.3	(39.7)	49.5
Income / (loss) before taxes	(6.7)	58.2	44.8	77.6
Income tax benefit / (expense)	10.0	(9.0)	2.9	(14.1)
Net income	SFr 3.3	SFr 49.1	SFr 47.7	SFr 63.5
Class A
Earnings per share
Basic EPS (CHF) (in CHF per share)	SFr 0.01	SFr 0.16	SFr 0.15	SFr 0.20
Diluted EPS (CHF) (in CHF per share)	0.01	0.15	0.15	0.20
Class B
Earnings per share
Basic EPS (CHF) (in CHF per share)	0.00	0.02	0.01	0.02
Diluted EPS (CHF) (in CHF per share)	SFr 0.00	SFr 0.02	SFr 0.01	SFr 0.02